INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

Income tax provision is summarized as follows:

	December 31, 2025	December 31, 2024
Current
Federal	$52,796	$51,608
State	20,113	19,660
	$72,909	$71,268
Deferred
Federal	-	-
State	-	-
Change in valuation allowance	$171,163	305,801
Net operating losses	(244,072)	(377,069)

Income tax provision	$-	$-

SCHEDULE OF INCOME BEFORE INCOME TAXES

The actual income tax provision differs from the “expected” tax computed by applying the Federal corporate tax rate of 21% to the income before income taxes as follows:

	For the year ended	For the year ended
	December 31, 2025	December 31, 2024
“Expected” income tax benefit	$52,796	$51,608
State tax expenses net of Federal Benefit	20,113	19,660
Change in valuation allowance	171,163	305,801
Other
Net operating losses	(244,072)	(377,069)

Income tax provision	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences which give rise to significant portions of the deferred taxes are summarized as follows:

	For the year ended	For the year ended
	December 31, 2024	December 31, 2024
Deferred tax assets
Inventory reserve	$-	$-
Allowance for bad debts and returns	-	-
Accrued expenses	40,448	(19,301)
Asset valuation reserve	-	-
Net operating loss carry forward - estimated	5,508,297	5,396,883
Other		-
Total deferred tax assets	$5,548,745	$5,377,582
Valuation allowance.	(5,548,745)	(5,377,582)
	$-	$-
Deferred tax liabilities	-	-
Deferred state taxes	-	-
Total deferred tax liabilities	-	-

Net deferred tax assets	$-	$-